Sep. 01, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 12, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for the iShares Morningstar Large-Cap Growth ETF (JKE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Shareholders of the Fund have approved the proposal to change the Fund’s diversification status from “diversified” to “non-diversified,” as such terms are defined under the Investment Company Act of 1940, and the elimination of the Fund’s related fundamental investment restriction, as stated in the proxy statement at the Special Meeting of Shareholders held on March 12, 2021.

As Previously announced, the Board of Trustees (the “Board”) has approved the following changes for the Fund:

The following changes for the Fund will be effective no earlier than March 19, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap Growth ETF (JKE)	iShares Morningstar Growth ETF	ILCG	Morningstar® US Large Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth IndexSM

Change in the Fund’s “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the Fund shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large- mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on liquidity score). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section entitled “Healthcare Sector Risk” on page S-5 of the Prospectus and Summary Prospectus shall be deleted in its entirety.

The following shall be added immediately after the paragraph entitled “Market Trading Risk” on page S-6 of the Prospectus and Summary Prospectus.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of midcapitalization companies may be more volatile and less liquid than those of large-capitalization companies.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.